Shareholder Fees (Vanguard Total World Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2010
Vanguard Total World Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%) [1]
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Total World Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Institutional
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Redemption Fee Parenthetical	(on shares held less than two months)
Participant
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Redemption Fee Parenthetical	(on shares held less than two months)

[1]	(on shares held less than two months)